As filed with the Securities and Exchange Commission
                               on August 16, 2000
                           Registration No. 333-93797

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                    FORM N-14

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 1          [X]
                        (Check appropriate box or boxes)

                             -----------------------
                               NATIONS FUND TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:

  Robert M. Kurucza, Esq.                            Carl Frischling, Esq.
  Marco E. Adelfio, Esq.                             Kramer, Levin, Naftalis
  Morrison & Foerster LLP                                & Frankel
  2000 Pennsylvania Ave., N.W.                       919 3rd Avenue
  Suite 5500                                         New York, New York 10022
  Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):
   [X]  Immediately upon filing pursuant      [ ]  on (date), pursuant
        to Rule 485(b), or                         to Rule 485(b), or
   [ ]  60 days after filing pursuant         [ ]  on (date) pursuant to Rule
        485(a), or to Rule 485(a).
   [ ]  75 days after filing pursuant to      [ ]  on (date) pursuant to
        paragraph (a)(2)                           paragraph (a)(2) of rule 485

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

       This Post-Effective Amendment No. 1 to the Registration Statement of Nations Fund Trust (the "Trust") filed on December 29, 1999 on Form N-14 under the Securities Act of 1933 (the "Registration Statement") hereby incorporates by reference all the information set forth in Parts A, B and C of the Registration Statement. This Amendment is being filed to amend the Registration Statement to include an opinion of counsel supporting the tax consequences of the reorganization of Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund into Nations Managed Index Fund and Nations SmallCap Index Fund. The opinion of counsel is filed herewith pursuant to an undertaking made by the Trust in its Registration Statement.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 16th day of August, 2000.

                                       NATIONS FUND TRUST

                                       By:                  *
                                          ----------------------------------
                                                      A. Max Walker
                                                  President and Chairman
                                                  of the Board of Trustees

                                       By:  /s/ Richard H. Blank, Jr.
                                          ----------------------------------
                                                  Richard H. Blank, Jr.
                                *Attorney-in-Fact

       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                         TITLE                         DATE
          ----------                         -----                         ----

                *                   President and Chairman          August 16, 2000
--------------------------------   of the Board of Trustees
(A. Max Walker)                  (Principal Executive Officer)


/s/ Richard H. Blank, Jr.          Treasurer and Secretary          August 16, 2000
--------------------------------  (Principal Financial and
(Richard H. Blank, Jr.)              Accounting Officer)


                *                           Trustee                 August 16, 2000
--------------------------------
(Edmund L. Benson, III)

                *                           Trustee                 August 16, 2000
--------------------------------
(James Ermer)

                *                           Trustee                 August 16, 2000
--------------------------------
(William H. Grigg)

                *                           Trustee                 August 16, 2000
--------------------------------
(Thomas F. Keller)

                *                           Trustee                 August 16, 2000
--------------------------------
(Carl E. Mundy, Jr.)

                *                           Trustee                 August 16, 2000
--------------------------------
(Cornelius J. Pings)

                *                           Trustee                 August 16, 2000
--------------------------------
(Charles B. Walker)

                *                           Trustee                 August 16, 2000
--------------------------------
(Thomas S. Word)

                *                           Trustee                 August 16, 2000
--------------------------------
(James B. Sommers)

/s/ Richard H. Blank, Jr.
--------------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                               Nations Fund Trust
                                  Exhibit Index

Exhibit No.                Description
-----------                -------------
12                         Opinion of Morrison & Foerster LLP